Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Cost	$ 81,654	$ 81,849	$ 57,461
Gross unrealized gains	2,016	1,673	753
Gross unrealized losses	7	56	57
Fair value	83,663	83,466	58,157
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	21,199	28,710	12,176
Gross unrealized gains	589	524	216
Gross unrealized losses		2	11
Fair value	21,788	29,232	12,381
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	19,215	12,366	3,203
Gross unrealized gains	300	187	42
Gross unrealized losses		3	4
Fair value	19,515	12,550	3,241
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	12,663	15,465	19,527
Gross unrealized gains	738	720	384
Gross unrealized losses			22
Fair value	13,401	16,185	19,889
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	27,339	23,461	20,543
Gross unrealized gains	360	222	87
Gross unrealized losses	6	48	19
Fair value	27,693	23,635	20,611
Other debt [member]
Disclosure of financial assets [line items]
Cost	1,238	1,847	2,012
Gross unrealized gains	29	20	24
Gross unrealized losses	1	3	1
Fair value	$ 1,266	$ 1,864	$ 2,035